Fair value of financial instruments	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair value of financial instruments

NOTE 8 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value amounts of many of Navios Partners’ financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Restricted Cash: The carrying amounts reported in the condensed Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the long-term nature of these receivables.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the condensed Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Long-term borrowings, including current portion, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate loans and financial liabilities continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	June 30, 2022		December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$163,362	$163,362	$159,467	$159,467
Restricted cash	$11,262	$11,262	$9,979	$9,979
Amounts due from related parties, short-term	$14,722	$14,722	$—	$—
Amounts due from related parties, long-term	$36,302	$36,302	$35,245	$35,245
Amounts due to related parties, short-term	$—	$—	$(64,204)	$(64,204)
Long-term borrowings, including current portion, net	$(1,287,343)	$(1,299,366)	$(1,361,709)	$(1,374,445)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of June 30, 2022 and December 31, 2021.

	Fair Value Measurements as at June 30, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$163,362	$163,362	$—	$—
Restricted cash	$11,262	$11,262	$—	$—
Amounts due from related parties, short-term (2)	$14,722	$—	$14,722	$—
Amounts due from related parties, long-term (3)	$36,302	$—	$36,302	$—
Long-term borrowings, including current portion, net (1)	$(1,299,366)	$—	$(1,299,366)	$—

	Fair Value Measurements as at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$159,467	$159,467	$—	$—
Restricted cash	$9,979	$9,979	$—	$—
Amounts due from related parties, long-term (3)	$35,245	$—	$35,245	$—
Amounts due to related parties, short-term (4)	$(64,204)	$—	$(64,204)	$—
Long-term borrowings, including current portion, net (1)	$(1,374,445)	$—	$(1,374,445)	$—

(1)	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

(2)	The fair value of the Company’s short-term receivable from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s long-term receivable from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(4)	The fair value of the Company’s short-term payable to related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

As of each of June 30, 2022 and December 31, 2021, there were no assets measured at fair value on a non-recurring basis.